SHARE BASED COMPENSATION EXPENSES	12 Months Ended
Dec. 31, 2025
SHARE BASED COMPENSATION EXPENSES
SHARE BASED COMPENSATION EXPENSES

16.SHARE BASED COMPENSATION EXPENSES

On January 20, 2022, the shareholders and Board of Directors of Beijing Chagee approved the 2021 share option plan (the “2021 Plan”). Under the 2021 Plan, Beijing Chagee authorized shares of Beijing Chagee (equivalent to 13,999,000 shares of the Company upon the Restructuring), to be available to its eligible employees, officers, directors or any other individual as determined by the board of directors. The purpose of the 2021 Plan is to attract and retain exceptionally qualified individuals and to motivate them to exert their best efforts on behalf of the Group by providing incentives through granting awards. On February 28, 2024, the shareholders and Board of Directors of the Company approved a resolution to adopt the Public Company Share Incentive Plan (“2024 Plan”), pursuant to which the Company assumes all outstanding share incentive awards issued under 2021 Plan and to administer the assumed awards pursuant to the 2024 Plan. The maximum aggregate number of ordinary shares that may be issued pursuant to all awards under the 2024 Plan (the “Award Pool”) is 28,061,349.

Options granted to employees

The options granted under the 2021 Plan have a nominal exercise price and a contractual term of 8 years and were granted with the term that either (i) 100% vested on March 31 of the following year from the day of the grant; or (ii) 25% vested on March 31 of each of the following four years from the day of the grant.

The grantees can exercise vested options before the earlier of: 1) expiration of its contractual term (i.e. 8 years after its grant date); or 2) upon the grantee terminating their employment if the vested option has not been exercised.

16.SHARE BASED COMPENSATION EXPENSES (CONTINUED)

Options granted to employees (continued)

Pursuant to the share-based award agreement, if the grantee voluntarily resigns, the Group is entitled to repurchase the shares obtained and held by the grantee from the exercise of options under the 2021 Plan, for which the repurchase price is calculated based on the most recent round of equity financing of the Group. The repurchase right shall become effectively lapsed should the Company complete an IPO. The Group considers such a repurchase term substantive, therefore the share-based awards are considered to have two components, including (i) a cash settled component that vests based on the continued service; and (ii) an equity settled component that vests based on the continued service and the Company completes the IPO. The portion of cash settled awards are accounted for as liability-classified awards and remeasured to an updated fair value at each reporting date until the awards are settled.

The options granted to employees under the 2024 Plan are scheduled to be vested over 4 years evenly from the grant date with a contractual term of 10 years and are subject to services and performance condition as below.

In June 2024, the Company granted share awards under the 2024 Plan to assume 4,032,703 outstanding share incentive awards issued under the 2021 Plan with the same remaining requisite vesting periods and modification to: i. remove the repurchase provision upon grantee’s voluntarily resignation; ii. modify the contractual term from 8 years to 10 years from the grant date of the replacement awards under 2024 Plan (i.e. 10 years from modification date); iii. on the date of the consummation of an IPO, all of the unvested options shall automatically become fully vested and exercisable. Accordingly, the 2021 Plan was replaced by the 2024 Plan. As the original awards under the 2021 Plan included a liability-classified portion and an improbable equity-classified portion, the Company accounted for the replacement as (i) reclassification of liability classified portion to equity-classified award as a result of removal of the repurchase right and (ii) a Type IV (improbable-to-improbable) modification relating to the improbable equity-classified portion. 264 grantees under the 2021 Plan were affected by the modification. To account for such modification, the Company remeasured the liability of the cash settled component at fair value as of the modification date and reclassified the liability to additional paid-in capital. The incremental fair value in an amount of RMB42.1 million that equals to the difference between the liability balance of the liability-classified portion and the fair value of the modified equity award on the modification date should be recognized upon the completion of the Company’s IPO. The Company does not recognize any share-based compensation expense on the share options relating to the equity-classified portion and the Type IV modification. The Company has recognized share-based compensation expenses representing the fair value of the modified award relating to the Type IV modification as of the modification date, upon the completion of the Company’s IPO.

In addition, in June and November 2024, the Company granted additional 5,442,833 options to certain employees that are subject to the grantee’s continuous service of 4 years and are only exercisable upon the completion of the Company’s IPO. As such, there was no share-based compensation expense recognized until the date of consummation of an IPO. The Company has recognize compensation expenses relating to options vested cumulatively upon the Company’s IPO and the remaining compensation expenses, is expected to be recognized over the remaining service period.

RSUs granted to employees

In June 2025, a new tool of award, RSU, was introduced under the 2024 Plan. The RSUs granted to employees under the 2024 Plan are scheduled to be vested over 4 years evenly from the grant date with a contractual term of 10 years.

Share-based compensation expense recognized as a result of cash settled components was RMB3,526 and RMB603 for the years ended December 31, 2023 and 2024, respectively. Share-based compensation expense recognized as a result of equity settled components was nil for the years ended December 31, 2023 and 2024, as the vest of equity settled component was not probable, and RMB723,538, including RMB713,351 from share options and RMB10,187 from RSUs, for the year ended December 31, 2025.

16.SHARE BASED COMPENSATION EXPENSES (CONTINUED)

The following table sets forth the share options activity for the year ended December 31, 2025:

		Weighted-	Weighted-
		average	average	Aggregate
	Number of	exercise	remaining contractual	intrinsic
	shares	price	term	Value
		US$
		per share	Years	RMB
Outstanding, January 1, 2025	16,447,636	1.2316
Granted	3,260,697	3.6414
Exercised	(12,011,093)	0.3329
Forfeited	(506,183)	3.6980
Outstanding, December 31, 2025	7,191,057	3.6518	8.85	406,622
Vested and expected to be vested as of December 31, 2025	7,191,057	3.6518	8.85	406,622
Exercisable as of December 31, 2025	1,161,113	2.6700	8.63	73,125

The aggregated intrinsic value of share options outstanding and exercisable as of December 31, 2025, was calculated based on the fair value of the Company’s ordinary shares on December 31, 2025.

Total intrinsic value of options exercised for the years ended December 31, 2023, 2024 and 2025 was nil, nil and RMB2,044 million, respectively. The total fair value of options vested during the years ended December 31, 2023, 2024 and 2025 was nil, nil and RMB529 million, respectively.

The weighted average fair value at measurement date of share options granted during the years ended December 31, 2023, 2024 and 2025 were RMB9.78, RMB40.56 and RMB138.00 per share, respectively.

As of December 31, 2025, there was RMB306 million of unrecognized share-based compensation expense related to share options. Total unrecognized share-based compensation expense may be adjusted for actual forfeitures occurring in the future.

The following table sets forth the RSUs activity for the year ended December 31, 2025:

	Number of	Weighted-average
	restricted shares	grant day fair value
		US$ per share
Unvested, January 1, 2025	—	—
Granted	483,274	20.73
Vested	(6,772)	26.54
Forfeited	(90,940)	26.80
Unvested, December 31, 2025	385,562	19.19

The total fair value of the restricted shares vested during the year ended December 31, 2025 was RMB1 million. The weighted-average grant-date fair value of the restricted shares granted during the year ended December 31, 2025 was RMB147.60 per share.

As of December 31, 2025, there was RMB44 million of unrecognized share-based compensation expenses related to RSUs, which is expected to be recognized over a weighted-average vesting period of 3.76 years. Total unrecognized share-based compensation expense may be adjusted for actual forfeitures occurring in the future.

There was no income tax benefit recognized in the consolidated statements of operations and comprehensive income for share-based compensation expenses and the Group did not capitalize any of the share-based compensation expenses as part of the cost of any assets during the years ended December 31, 2023, 2024 and 2025.

16.SHARE BASED COMPENSATION EXPENSES (CONTINUED)

Fair value of employee share options

The estimated fair value of share options granted before the completion of the Company’s IPO was determined using the binomial option valuation model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected share price volatility. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The dividend yield is estimated based on the Company’s expected dividend policy over the expected term of the options. The risk-free rate for periods within the contractual lives of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The estimated fair value of the ordinary shares, at the option grant dates, were determined with the assistance from an independent third-party appraiser. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

The estimated fair value of each option granted is estimated on the date of grant using the Binominal option-pricing model with the following assumptions:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Risk-free interest rate (per annum)	2.80%	2.21% – 4.57%	4.32% – 4.57%
Expected volatility	36.82%	38.00% – 39.91%	38.00% – 39.90%
Expected dividend yield	0.00%	0.00%	0.00%
Expected post-vesting forfeiture rate	0.97%	0.00%	0.00%
Fair value of the underlying shares on the date of option grants	9.78	57.05 – 102.21	102.21 – 203.08

In 2023, an aggregate of 1,046,761 Class A and 1,610,888 Class B ordinary shares beneficially owned by Junjie Zhang, Xianggui Peng and Peibang Gong, who are also employees of the Company, were exchanged at a premium for Series B preferred shares. Junjie Zhang, Xianggui Peng and Peibang Gong are the ultimate controllers and beneficial owners of Partea Ltd., TasTea Ltd., and TEALATTE Ltd., which are the shareholders of Chagee Holdings Limited. The difference between the fair value of the newly issued preferred shares and the former ordinary shares was recorded as share-based compensation expenses in 2023, amounted to RMB7.0 million. For details, please refer to Note 17.